Convertible debentures (Tables)	12 Months Ended
Dec. 31, 2020
Convertible Debentures Tables [Abstract]
Schedule of convertible debentures

The following table summarizes the carrying value of the convertible debentures as at December 31, 2020:

	Liability component of convertible debentures	Equity component of convertible debentures	Net book value, December 31, 2020	Net book value, December 31, 2019
Convertible debentures	11,963	658	12,621	12,621
Transaction costs	(755)	(41)	(796)	(1,318)
Net proceeds	11,208	617	11,825	11,303
Conversion of debentures to equity (net of $184 unamortized transaction cost)	(3,754)	—	(3,754)	—
Accretion in carrying value of debenture liability	1,228	—	1,228	1,786
Accrued interest	684	—	684	1,381
Interest converted in shares and paid	(615)	—	(615)	(1,276)
	8,751	617	9,368	13,194